Receivables, Net	12 Months Ended
Apr. 30, 2011
Receivables, Net
Receivables, Net
4.	Receivables, Net

Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	April 30, 2011	May 1, 2010
Trade accounts	$81,577	46,723
Credit/debit card receivables	42,982	40,079
Advertising	5,877	5,254
Receivables from landlords for leasehold improvements	867	3,206
Other receivables	18,991	11,314

Total receivables, net	$150,294	106,576